SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of net revenue and operating income

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment:
Total net revenues	24,870,496	34,336,827	49,003,619	6,994,222
Depreciation and amortization expenses	(600,914)	(1,177,234)	(1,535,095)	(219,102)
Operating income	3,078,018	3,501,834	5,253,819	749,870

Schedule of reconciliation of net revenues

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment:
Revenues from product sales	18,644,720	26,591,586	37,413,748	5,340,015
Freshly brewed drinks	16,845,573	24,365,054	34,344,185	4,901,900
Other products	1,241,512	1,683,648	2,311,145	329,867
Others	557,635	542,884	758,418	108,248
Revenues from partnership stores	6,225,776	7,745,241	11,589,871	1,654,207
PRC segment total net revenues (1)	24,870,496	34,336,827	49,003,619	6,994,222

Reconciliation:
All other revenues(2)	32,670	137,987	284,476	40,603
Total net revenues	24,903,166	34,474,814	49,288,095	7,034,825
(1)	The reportable segment’s total net revenues reflect the Group’s domestic operations in PRC.
(2)	All other revenues represent sales within our self- operated stores in Singapore and the United States and franchisee revenue from overseas exclusive partners.

Schedule of reconciliation of operating income

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment operating income	3,078,018	3,501,834	5,253,819	749,870

Reconciliation:
Corporate and other unallocated income/(expenses)(1)	(14,983)	115,595	(43,768)	(6,247)
Operating loss from other operations(2)	(42,612)	(47,360)	(137,116)	(19,570)
Total consolidated operating income	3,020,423	3,570,069	5,072,935	724,053
Interest and other income/(loss), net(3)	81,741	156,193	207,240	29,579
Total consolidated income before income taxes	3,102,164	3,726,262	5,280,175	753,632
(1)	Corporate and other unallocated expenses represent corporate overhead expenses that have not been allocated to any segment for reporting purposes including general and administrative expenses, losses and expenses related to Fabricated Transactions and Restructuring, etc.
(2)	Amounts reflect the net loss from operations related to our operations outside PRC.
(3)	Amounts reflect the difference between the consolidated operating income and the income before income taxes which are not reviewed at the segment level by CODM. This primarily includes interest and investment income, interest and financing expenses, foreign exchange gain/(loss), Other income/(loss) and provision for equity litigants settlement, etc.

Schedule of total assets

	As of December 31,
	2024	2025
	RMB	RMB	US$
PRC segment:
Total long-lived assets(1)	10,887,651	13,550,932	1,934,107
Total assets	21,591,523	29,480,222	4,207,673
(1)	Total long-lived assets primarily consist of the property and equipment and the Group’s operating lease right-of-use asset.